Note 11 - Intangible Assets, Net (Detail) - Summary of Intangible Assets (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Gross Carrying Amount	$ 2,881,000	$ 3,198,000
Accumulated Amortization	(1,652,000)	(1,633,000)
Asset Write-off	(1,198,000)
Net	31,000	1,565,000
Developed Technology Rights [Member]
Gross Carrying Amount	2,564,000
Accumulated Amortization	(1,366,000)
Asset Write-off	(1,198,000)
Other Intangible Assets [Member]
Gross Carrying Amount	317,000	317,000
Accumulated Amortization	(286,000)	(223,000)
Net	$ 31,000	$ 94,000